Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Summary of Detailed Information about Prepaid Expenses

	2024	2023
Prepaid taxes	$19,293	$20,521
Prepaid commissions	3,186	3,489
Prepaid insurance	462	416
Prepaid to supplier	28,222	29,842
	$51,163	$54,268
Current	42,926	44,635
Non-current	8,237	9,633
	$51,163	$54,268